Equity Method Investments	9 Months Ended
Sep. 30, 2025
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments	EQUITY METHOD INVESTMENTS

	Nine months ended September 30,
(in thousands of $)	2025	2024
Gain/(loss) on disposal (2)	10,288	(518)
Share of net loss of equity method investments	(328)	(2,769)
Net income/(loss) from equity method investments	9,960	(3,287)

The carrying values of our equity method investments as of September 30, 2025 and December 31, 2024 are as follows:

(in thousands of $)	September 30, 2025	December 31, 2024
Southern Energy S.A. (“SESA”) (1)	18,908	—
Logística e Distribuição de Gás S.A. (“LOGAS”)	8,321	7,183
Egyptian Company for Gas Services S.A.E (“ECGS”)	5,740	5,502
Aqualung Carbon Capture AS (“Aqualung”)	1,944	2,046
NEUSA I S.A. (“Neusa”) (2)	13	—
Avenir LNG Limited (“Avenir”) (3)	—	28,934
Equity method investments	34,926	43,665
(1) We entered into an agreement with a consortium of Argentinian gas producers to form SESA. The venture aims to develop and commercialize Argentina's domestic natural gas resources by building a FLNG export facility, using gas from the Vaca Muerta shale formation. Golar will provide the FLNG vessel and part of the project funding, while the upstream partners will supply the gas, manage regulatory matters and contribute additional capital.
During the nine months ended September 30, 2025, Golar contributed $19.3 million to SESA, securing a 10% equity interest. Beyond our ownership stake, we also have representation on SESA's board of directors and the authority to appoint the Chief Operating Officer of SESA. As a result, we have concluded that we exert significant influence over SESA and have adopted the equity method of accounting for our investment.
(2) Golar paid $13,000 to acquire 15 million ordinary shares in Neusa representing 50% of the company’s issued share capital and voting rights. Beyond our ownership stake, we also have a representation on Neusa's board of directors. As a result, we have concluded that we exert significant influence over Neusa and have adopted the equity method of accounting for our investment.
(3) In February 2025, we divested our remaining 39.1 million shares in Avenir at $1.0 per share, recognizing a gain on disposal of 10.3 million, presented in “Net income/(loss) from equity method investments” in the unaudited consolidated statements of operations. Following the divestment, we no longer have significant influence over Avenir and have ceased accounting for the investment under equity method (see note 20).